Exhibit 99.3 Schedule 4

Client Name:	New Residential Investment Corp
Client Project Name:	NRMLT 2024-NQM1
Start - End Dates:	11/7/2022 - 3/16/2023
Deal Loan Count:	5

Conditions Report 2.0

Loans in Report:	5
Loans with Conditions:	2

TPR Id	Loan Number	Original Principal Balance	State	Initial Lender ATR/QM Status	Loan Level ATR/QM Status	Initial Securitization Overall Loan Grade	Final Securitization Overall Loan Grade	Initial Securitization Credit Loan Grade	Final Securitization Credit Loan Grade	Initial Securitization Property Valuations Loan Grade	Final Securitization Property Valuations Loan Grade	Initial Securitization Compliance Loan Grade	Final Securitization Compliance Loan Grade	Initial S&P Overall Loan Grade	Final S&P Overall Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Property Valuations Loan Grade	Final S&P Property Valuations Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Condition Category	ConditionSub Category	Condition Status	Initial Securitization Condition Grade	Final Securitization Condition Grade	Initial S&P Condition Grade	Final S&P Condition Grade	Condition Code	Condition Description	Condition Material Indicator	Initial Comments	Client/Seller Response Comments	Conclusion Comments	TRID Error Type	Cure Method	Compensating Factors
40B970B9-1E62-409A-AEDB-BB1F68DB175C	XX	XX	FL	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	D	A	D	A	A	A	A	A	D	A	D	A	A	A	A	A	Credit	Legal Documents	Satisfied	D	A	D	A	CRDLGL2277	Note Not Executed	No	Missing fully executed Note	3.17.2023 Client responded - See attached Executed Note. Please clear exception3.17.2023 Client sent the fully executed Note signed by the borrower. Exception satisfied	3.17.2023 Exception satisfied	(No Data)	Not Applicable	CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Cash reserves = $16,274.04. Required reserves 6 months X $1,805.99 = $10,835.94. Excess reserves $5,438.10.

CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score of 752 exceeds minimum required 700.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV of 76.50% is below the maximum allowable of 80%.

14A245B7-97E8-41B1-A281-AB96C8EC6B9F	XX	XX	MI	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower is 0*30 consumer credit history past 24 months

CFCFS2860: Good credit history
- Clayton Comments:  22% consumer credit utilization in file

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  86.06 months piti reserves

0CE65408-1C2A-4977-AB8F-DE5C88FE08E1	XX	XX	TX	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  borrower has 0 x 30 in last 24 months with score of 724

CFCFS2860: Good credit history
- Clayton Comments:  Borrower has overall good credit history

CFCFS1736: Significant time at current residence
- Clayton Comments:  Borrower in current residence 5 years 7 months

4E298B78-91B9-41D4-B227-DD61CB9FABF0	XX	XX	NJ	(No Data)	ATR/QM: Exempt	A	A	A	A	A	A	N/A	N/A	A	A	A	A	A	A	N/A	N/A	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Qualifying fico is 751

CFCFS1742: Consumer credit history exceeds guidelines
- Clayton Comments:  Borrower is 0*30 consumer credit history past 24 months

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  38.38 months piti reserves

0B73B0DC-87EB-49F5-9D6C-F015647E612E	XX	XX	FL	(No Data)	ATR/QM: Exempt	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	Credit	Income/Employment	Active	B	B	B	B	CRDINC150	Income docs do not meet guidelines	No	Lender exception for DSCR cash out refinance transaction to allow DSCR 1.1282% that is below the minimum of 1.15%.	(No Data)	(No Data)	(No Data)	Not Applicable	CFCFS1741: Credit score exceeds guidelines
- Clayton Comments:  Credit score 752 exceeds guidelines of 720.

CFCFS1737: LTV below guideline requirements
- Clayton Comments:  LTV 41.80% is below guideline requirements of 75%.

CFCFS1731: Verified cash reserves exceed guidelines
- Clayton Comments:  Verified cash reserves is $274,213.21